LEASES - Carrying amounts of right-of-use assets recognized and the movements during period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 9,063	€ 1,334
Additions to right-of-use assets		8,581
Additions/(De-recognition) to right-of-use assets	367
Depreciation	(1,647)	(779)	€ (642)
Foreign exchange differences	29	(73)
Ending balance	7,812	9,063	1,334
Real Estate
MATERIAL ACCOUNTING POLICIES
Beginning balance	8,697	906
Additions to right-of-use assets		8,402
Additions/(De-recognition) to right-of-use assets	(121)
Depreciation	(1,354)	(543)
Foreign exchange differences	30	(68)
Ending balance	7,253	8,697	906
Vehicles
MATERIAL ACCOUNTING POLICIES
Beginning balance	365	428
Additions to right-of-use assets		178
Additions/(De-recognition) to right-of-use assets	489
Depreciation	(293)	(236)
Foreign exchange differences	(1)	(5)
Ending balance	€ 560	€ 365	€ 428